Lisa Proch Talcott Resolution Law Group 1 Griffin Road North Windsor, CT 06095-1512 Tel. 1-860-547-4390 lisa.proch@thehartford.com

April 18, 2019

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-8629
Attn: Division of Investment Management

Re:     Union Security Life Insurance Company OF New York (“Registrant”)
File No. 333-224348 TD Waterhouse
Post-Effective Amendment No. 1

Ladies and Gentlemen:
Pursuant to the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement filed on Form S-1.

If you have any questions, please feel free to contact me at 860-547-4390

Very truly yours,

/s/ Lisa Proch
Lisa Proch
General Counsel

Enclosure